Nature of Operations (Details)	12 Months Ended
Sep. 30, 2018 county
Investment [Line Items]
General Partner held a general partner interest in AmeriGas Partners	2.00%
Percentage of limited partnership interest in AmeriGas Partners	98.00%
Number of counties of operation	1
AmeriGas Partners
Investment [Line Items]
General Partner held a general partner interest in AmeriGas Partners	1.00%
AmeriGas OLP
Investment [Line Items]
General Partner held a general partner interest in AmeriGas Partners	1.01%
AmeriGas Propane | AmeriGas Partners
Investment [Line Items]
General Partner held a general partner interest in AmeriGas Partners	1.00%
Percentage of limited partnership interest in AmeriGas Partners	25.30%
General public as limited partner interests in AmeriGas Partners	73.70%
AmeriGas Propane | AmeriGas OLP
Investment [Line Items]
Effective ownership interest in AmeriGas OLP	27.00%